Variable Interest Entities (Narrative) (Details)	Sep. 30, 2013 number	Dec. 31, 2013 Home Equity [Member] number
Variable Interest Entity [Line Items]
Number of consolidated securitization trusts with agreements to sell servicing	1
Number Of Securitization Trusts That Have Entered Rapid Amortization Period		2